Segment Information - Schedule of Carrying Amount Non-current Assets by Geographic Area (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Operating Segments [Line Items]
Intangible assets	SFr 12,206	SFr 12,206	SFr 8,724
Property and equipment, net	288	365
Right-of-use assets	755	758
Total	13,249	13,329
Switzerland
Disclosure Of Operating Segments [Line Items]
Intangible assets	12,206	12,206
Property and equipment, net	17	24
Total	12,223	12,230
Iceland
Disclosure Of Operating Segments [Line Items]
Property and equipment, net	253	338
Right-of-use assets	687	758
Total	940	1,096
Others
Disclosure Of Operating Segments [Line Items]
Property and equipment, net	18	3
Right-of-use assets	68
Total	SFr 86	SFr 3